Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued compensation and benefits	$ 290	$ 387
Accrued bonus and commissions	231	108
Income tax payables	56	74
Accrued transaction costs	13	13
Accrued sales and other indirect taxes payable	8	12
Accrued liabilities	2,021	1,452
Accrued expenses and reimbursements	1,265	858
Accrued insurance premium and interest	$ 158
Successor [Member]
Accrued compensation and benefits		387
Accrued bonus and commissions		108
Income tax payables		74
Accrued rent
Accrued transaction costs		13
Accrued sales and other indirect taxes payable		12
Accrued other		858
Accrued liabilities		$ 1,452
Predecessor [Member]
Accrued compensation and benefits			$ 586
Accrued bonus and commissions			422
Income tax payables
Accrued rent			559
Accrued transaction costs
Accrued sales and other indirect taxes payable			86
Accrued other			83
Accrued liabilities			$ 1,736